Investments accounted for using the equity method (Tables)	12 Months Ended
Dec. 31, 2020
Investments accounted for using the equity method
Schedule of changes in investments accounted for using the equity method

	2019	2020
	RMB’000	RMB’000
At 1 January	26,244	10,256
Step-up acquisition	(15,749)	—
Disposal	1,499	(883)
Share of loss	(1,738)	(1,043)
At 31 December	10,256	8,330

Schedule of nature of investments in associates

	Place of	% of ownership		Nature of the	Measurement
Name of entity	establishment	2019	2020	relationship	method
Moyan (Shenzhen) Network Technology Co., Ltd	The PRC	46%	46%	Note 1	Equity
(美約(深圳)網路技術有限公司)
Shenzhen Pengai Yueji Medical Aesthetic Clinic Co. Ltd.	The PRC	—	—	Note 3	Equity
(深圳鵬愛悅己醫療美容醫院)
Mendis Aesthetic PTE. Ltd.	Singapore	44.4%	44.4%	Note 2	Equity
Baotou Pengai Yueji Medical Aesthetic Clinic Co. Ltd.
(包頭鵬愛悅己醫療美容門診有限公司)	The PRC	46%	—	Note 2, 4	Equity

Note 1:  Moyan (Shenzhen) Network Technology Co., Ltd. (“Moyan”) is engaged in internet marketing services.

Note 2:  Shenzhen Pengai Yueji Aesthetic Medical Clinic Co., Ltd. (“Shenzhen Yueji”), Mendis Aesthetic PTE. Ltd. (“Mendis”) and Baotou Pengai Yueji Medical Aesthetic Clinic Co. Ltd. (“Baotou Pengai”) are engaged in the provision of aesthetic medical services.

Note 3:  During the year ended 31 December 2019, the Group acquired further 30% equity interest of Shenzhen Yueji at a consideration of RMB30,000,000, which results in an increase of the Company’s equity interest of Shenzhen Yueji from 30% to 60% and obtained control. Shenzhen Yueji becomes a subsidiary of the Company after the acquisition.

Note 4:  During the year ended 31 December 2020, the Group disposed of its 46% equity interest of Baotou Pengai.

Schedule of summarised financial information for associates

Summarised balance sheet

	2019	2020
	RMB’000	RMB’000
Current
Cash and cash equivalents	1,281	1,476
Other current assets (excluding cash and cash equivalents)	3,860	1,614
Total current assets	5,141	3,090
Financial liabilities (excluding trade payables)	(6,439)	(1,077)
Lease liabilities	(1,023)	—
Other current liabilities (including trade payables)	(483)	(99)
Total current liabilities	(7,945)	(1,176)
Total non-current assets	15,327	6,150
Net assets	11,466	8,064

Summarised statement of comprehensive income

	2019	2020
	RMB’000	RMB’000
Revenue	2,702	5,317
Depreciation and amortisation	(1,609)	(159)
Interest expense	(61)	(297)
Loss before income tax	(765)	(1,279)
Income tax expense	—	—
Loss for the year	(765)	(1,279)